Investments in associates - Narrative (Details)	1 Months Ended	3 Months Ended	12 Months Ended
	May 31, 2021	Dec. 31, 2021 EUR (€) director	Dec. 31, 2021 EUR (€) director	Dec. 31, 2020 EUR (€)
Disclosure of associates [line items]
Investments in associates		€ 8,000	€ 8,000	€ 107,000
Yarrow Biotechnology, Inc
Disclosure of associates [line items]
Proportion of ownership interest in associate	8.00%	4.90%	4.90%
Investments in associates		€ 8,000	€ 8,000
Total number of board members | director		3	3
Right to appoint number of board member | director		1	1
Results related to associates			€ (217,000)
Wings Therapeutics Inc
Disclosure of associates [line items]
Results related to associates				€ (322,000)